Voya Index Solution 2065 Portfolio Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class Z Shares [Member] | Voya Index Solution 2065 Portfolio | Class Z
Prospectus [Line Items]
Annual Return [Percent]	15.60%	20.65%	(18.27%)	18.69%